Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (9,458,538)	$ (5,862,065)	$ (3,857,800)
Net (loss) income from discontinued operation	179,843	(2,223,731)	(3,400,513)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	172,081	101,964	2,907
Imputed interest on loans to a related party	(198,799)
Provision for inventory valuation allowance	28,552	19,979	91,874
Depreciation and amortization	665,828	666,672	452,383
Share-based compensation	148,750	379,487	1,260,339
Gain on short-term investments	(16,546)
Share of loss of equity method investments	73,558	44,401	56,887
Impairment loss of long-term equity investments	3,520,660	3,040,113
Impairment loss of intangible assets	1,401,416
Impairment loss of goodwill	1,732,454	1,362,441	1,792,392
Fair value changes in contingent asset		265,205	(979,770)
Deferred tax benefit (expenses)	964,245	(802,471)	(120,686)
Changes in operating assets and liabilities:
Accounts receivable	(3,894,298)	(5,395,436)	182,126
Notes receivable	(5,685)	(2,776)	31,191
Advances to suppliers	1,911,384	(5,737,392)	(4,010,153)
Inventories	104,053	303,263	(524,430)
Amounts due from related parties, current	176,037	(352,875)	(126,799)
Prepaid expenses and other current assets	(304,773)	610,790	(6,201,391)
Other non-current assets	266,205		(2,193,698)
Accounts payable	92,348	26,086	133,336
Advances from customers	18,763	(246,879)	225,552
Income tax payable	12,206	(17,955)	55,493
Amounts due to related parties, current	(461,983)	336,605
Accrued expenses and other payables	(107,586)	2,223,613	2,998,419
Net cash used in operating activities from continuing operations	(3,159,668)	(9,037,230)	(10,731,828)
Net cash provided by (used in) operating activities from discontinued operation	952,699	(1,271,503)	8,840,202
Net cash used in operating activities	(2,206,969)	(10,308,733)	(1,891,626)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(2,075,590)	(4,124,212)	(3,252,217)
Purchase of land use right			(1,729,035)
Cash paid for advances on customized equipment purchases			(7,221,017)
Maturities of a short-term investment	1,573,650
Proceeds from a short-term investment		(1,557,104)
Purchases of long-term investments		(3,996,882)	(10,687,851)
Prepayment for intent long-term investment			(2,835,552)
Loans to related parties	(4,160,652)	(6,805,149)	(5,138,074)
Collection of loans to related parties	2,788,458	3,738,045	4,589,944
Loans to third parties	(1,802,426)	(194,328)
Receipt of contingent asset in the acquisition of Changzhou Sixun		694,030
Net cash outflow from disposal of the VIE and its subsidiaries	(22,099)
Net cash outflow due to acquisition of Changzhou Sixun			(572,296)
Net cash used in investing activities from continuing operations	(3,698,659)	(12,245,600)	(26,846,098)
Net cash provided by investing activities from discontinued operation	202,891	1,003,079	5,656,982
Net cash used in investing activities	(3,495,768)	(11,242,521)	(21,189,116)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	3,327,556	5,635,523	1,034,977
Repayments of short-term borrowings	(5,046,794)	(1,318,657)	(283,555)
Proceeds from long-term borrowings		3,443,778	4,536,883
Repayments of long-term borrowings	(616,984)
Loans from related parties	3,612,539	619,746	675,067
Repayments of loans from related parties	(1,794,523)	(249,851)
Loans from third parties	693,241	1,388,060
Repayment of loans from third parties	(1,386,482)
Cash receipts from equity issuance, net of issuance cost			31,848,983
Equity issuance by subsidiary to non-controlling interest	3,000,000
Net cash provided by financing activities from continuing operations	1,788,553	9,518,599	37,812,355
Net cash used in financing activities from discontinued operation	(8,344)	(886,371)	(1,642,448)
Net cash provided by financing activities	1,780,209	8,632,228	36,169,907
Effect of exchange rate changes	(19,441)	124,338	(248,388)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,941,969)	(12,794,688)	12,840,777
Cash, cash equivalents and restricted cash, at beginning of year	4,459,307	17,253,995	4,413,218
Cash, cash equivalents and restricted cash, at end of year	517,338	4,459,307	17,253,995
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	517,338	3,472,161	17,253,120
Restricted cash		987,146	875
Total cash, cash equivalents, and restricted cash	517,338	4,459,307	17,253,995
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	49,026	38,063	2,485
Interest paid	590,525	413,803	40,007
Shares issued for acquisition of Changzhou Sixun			8,080,448
Receivable accrued for the gain from the contingent assets in the acquisition of Changzhou Sixun		265,205	947,178
Increase of non-controlling interests from acquisition of Changzhou Sixun			273,698
Issuance of ordinary shares upon cashless exercise of warrants	120,000	5,360	31,842
Issuance of ordinary shares upon warrants exchange	49,840
Issuance of ordinary shares upon exercise of pre-funded warrants	435,181
Recognition of right-of-use assets and lease liabilities	$ 2,692	$ 58,293	$ 192,582